Cash, cash equivalents, and restricted cash (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Schedule of Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents
The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the unaudited Condensed Consolidated Balance Sheets to the unaudited Condensed Consolidated Statements of Cash Flows (
in thousands
):

	June 30, 2021	December 31, 2020
Cash and cash equivalents	$14,718	$29,265
Restricted cash included in Other current assets	270	270
Restricted cash included in Other assets	1,147	1,147

Total Cash, Cash Equivalents, and Restricted Cash shown in the Condensed Consolidated Statements of Cash Flows	$16,135	$30,682

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the Consolidated Balance Sheets to the Consolidated Statements of Cash Flows.

	December 31
	2020	2019	2018
Cash and cash equivalents	$29,265	$25,044	$23,278
Restricted cash included in Other current assets	270	412	—
Restricted cash included in Other assets	1,147	2,440	2,877

Total Cash, Cash Equivalents and Restricted Cash shown in the Consolidated Statements of Cash Flows	$30,682	$27,896	$26,155